INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Tabular disclosure (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of investments in associates and joint ventures [Abstract]
Associates	$ 1,312,746	$ 1,429,186
Joint ventures	1,683	1,410
Total	$ 1,314,429	$ 1,430,596